SHARE-BASED PAYMENTS - Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	Dec. 31, 2017 CAD shares year	Dec. 08, 2017 year	Nov. 14, 2017 year	Oct. 11, 2017 year	Aug. 14, 2017 year	May 16, 2017 year	Mar. 07, 2017 year	Dec. 31, 2016 shares	Nov. 15, 2016 year	Oct. 03, 2016 year	Aug. 16, 2016 year	Jul. 04, 2016 year	Mar. 30, 2016 year	Mar. 08, 2016 year	Dec. 31, 2015 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	15,677							14,310							10,006
Options Exercisable (in shares)	8,624
Weighted average remaining life (in years) | year	4.70	7	7	7	7	7	7		7	7	7	7	7	7
$25.28 – $33.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,713
Options Exercisable (in shares)	2,145
Weighted average remaining life (in years) | year	3.83
$33.86 – $40.48
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,011
Options Exercisable (in shares)	1,224
Weighted average remaining life (in years) | year	5.33
$40.49 – $43.06
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,303
Options Exercisable (in shares)	570
Weighted average remaining life (in years) | year	5.77
$43.07 – $45.15
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,490
Options Exercisable (in shares)	2,309
Weighted average remaining life (in years) | year	4.08
$45.16 – $52.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,160
Options Exercisable (in shares)	2,376
Weighted average remaining life (in years) | year	4.48
Minimum | $25.28 – $33.85
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	CAD 25.28
Minimum | $33.86 – $40.48
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	33.86
Minimum | $40.49 – $43.06
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	40.49
Minimum | $43.07 – $45.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	43.07
Minimum | $45.16 – $52.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	45.16
Maximum | $25.28 – $33.85
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	33.85
Maximum | $33.86 – $40.48
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	40.48
Maximum | $40.49 – $43.06
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	43.06
Maximum | $43.07 – $45.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	45.15
Maximum | $45.16 – $52.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | CAD	CAD 52.01